Cash and cash equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	June 30,	December 31,
	2023	2022
	$’000	$’000
Cash at bank and in hand	60,397	130,252
Cash equivalents	36,498	35,703
	96,895	165,955

During the six months ended June 30, 2023, an investment of $54.0 million was made in a money market fund. This investment was classified as other financial assets.